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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec. 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ----------------------------
   Address:      227 West Monroe, Suite 3550
                 ----------------------------
                 Chicago, IL 60606
                 ----------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312.692.7564
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Constance Wick                 Chicago, IL      Feb. 12, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

                                       9

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 89
                                        --------------------

Form 13F Information Table Value Total: 2,588,973
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

       Column 1            Column 2     Column 3  Column 4   Column 5                Column 6   Column 7           Column 8
---------------------- ---------------- --------- --------- ----------------------- ---------- ----------- -------------------------
                                                   VALUE     SHRS OR     SH/   PUT/ INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000)   PRN AMT     PRN   CALL DISCRETION  MANAGERS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices
 Inc                   Note 6.000% 5/0  007903AL1     3,618  3,870,000  PRN         SOLE                   3,870,000
Affymetrix Inc         Note 4.000% 7/0  00826TAH1     6,666  8,150,000  PRN         SOLE                   8,150,000
Alliance Data Systems
 Corp                  Note 4.750% 5/1  018581AC2   166,134 54,185,000  PRN         SOLE                  54,185,000
Alliance Data Systems
 Corp                  Note 1.750% 8/0  018581AD0    52,839 28,650,000  PRN         SOLE                  28,650,000
Apple Inc              Com              037833100    26,609     50,000  SH    Call  SOLE                      50,000
Bank of America Corp   Com              060505104     3,404    293,463  SH          SOLE                     293,463
Blue Wolf Mongolia
 Holdings              Shs              G11962100     3,429    345,000  SH          SOLE                     345,000
Blue Wolf Mongolia
 Holdings              *W Exp 07/20/201 G11962118     3,429    345,000  SH          SOLE                     345,000
Cadence Design System
 Inc                   Note 2.625% 6/0  127387AJ7    25,742 14,000,000  PRN         SOLE                  14,000,000
Cemex SAB de CV        Note 4.875% 3/1  151290AV5    15,414 14,113,000  PRN         SOLE                  14,113,000
Cemex SAB de CV        Note 3.250% 3/1  151290BB8     3,970  3,500,000  PRN         SOLE                   3,500,000
Cemex SAB de CV        Note 3.750% 3/1  151290BC6    59,899 52,600,000  PRN         SOLE                  52,600,000
Chesapeake Energy
 Corp                  Note 2.750%11/1  165167BW6    21,417 22,250,000  PRN         SOLE                  22,250,000
China Growth Equity
 Inv Ltd               Shs              G2114K107     2,090    208,390  SH          SOLE                     208,390
China Growth Equity
 Inv Ltd               *W Exp 04/05/201 G2114K123     2,090    208,390  SH          SOLE                     208,390
Clearwire Corp New     CL A             18538Q105       490    169,600  SH     Put  SOLE                     169,600
Cobalt Intl Energy
 Inc                   Note 2.625%12/0  19075FAA4     4,032  4,000,000  PRN         SOLE                   4,000,000
Cubist Pharmaceuticals
 Inc                   Note 2.500%11/0  229678AD9    20,436 13,000,000  PRN         SOLE                  13,000,000
Dendreon Corp          Note 2.875% 1/1  24823QAC1     5,037  6,700,000  PRN         SOLE                   6,700,000
EMC Corp Mass          Note 1.750%12/0  268648AM4    52,089 32,640,000  PRN         SOLE                  32,640,000
Enzon Pharmaceuticals
 Inc                   Note 4.000% 6/0  293904AE8     8,206  8,150,000  PRN         SOLE                   8,150,000
Equinix Inc            Note 4.750% 6/1  29444UAH9   106,125 41,852,000  PRN         SOLE                  41,852,000
Exelixis Inc           Note 4.250% 8/1  30161QAC8     4,886  5,000,000  PRN         SOLE                   5,000,000
Ford Mtr Co            Com              345370860    23,935  1,848,300  SH    Call  SOLE                   1,848,300
Forest City
 Enterprises Inc       Note 5.000%10/1  345550AM9    24,081 17,471,000  PRN         SOLE                  17,471,000
Forest City
 Enterprises Inc       Note 4.250% 8/1  345550AP2     2,114  2,000,000  PRN         SOLE                   2,000,000
General Mtrs Co        Com              37045V100    28,340    983,000  SH     Put  SOLE                     983,000
General Mtrs Co        *W Exp 07/10/201 37045V118   136,930  4,749,555  SH          SOLE                   4,749,555
General Mtrs Co        *W Exp 07/10/201 37045V126    23,036    799,043  SH          SOLE                     799,043
Gilead Sciences Inc    Note 0.625% 5/0  375558AH6   104,481 54,236,000  PRN         SOLE                  54,236,000
Gilead Sciences Inc    Note 1.000% 5/0  375558AN3     8,203  5,000,000  PRN         SOLE                   5,000,000
Global Eagle
 Acquisition Corp      Com              37951D102     4,720    473,455  SH          SOLE                     473,455
Global Eagle
 Acquisition Corp      *W Exp 05/13/201 37951D110     4,720    473,455  SH          SOLE                     473,455
Golar LNG Ltd          Shs              G9456A100     1,053     28,626  SH          SOLE                      28,626
Google Inc             CL A             38259P508     3,537      5,000  SH    Call  SOLE                       5,000
Google Inc             CL A             38259P508     3,537      5,000  SH     Put  SOLE                       5,000
Hyde Pk Acquisition
 Corp II               Com              448640102     7,387    735,000  SH          SOLE                     735,000
Illumina Inc           Com              452327109     5,648    101,600  SH    Call  SOLE                     101,600
Incyte Corp            Note 4.750%10/0  45337CAJ1    24,254 12,193,000  PRN         SOLE                  12,193,000
Infinity Cross Border
 Acquis                Unit             G4772R127     2,526    300,000  SH          SOLE                     300,000
iShares Tr             Russell 2000     464287655    84,318  1,000,000  SH     Put  SOLE                   1,000,000
iShares Tr             Russell 2000     464287655    16,627    197,198  SH          SOLE                     197,198
iShares Tr             High Yld Corp    464288513    28,005    300,000  SH     Put  SOLE                     300,000
JetBlue Airways Corp   DBCV 5.500%10/1  477143AD3     9,313  6,853,000  PRN         SOLE                   6,853,000
JetBlue Airways Corp   DBCV 5.500%10/1  477143AE1    19,251 13,186,000  PRN         SOLE                  13,186,000
Laboratory Corp  Amer
 Hldgs                 Note 9/1         50540RAG7    41,818 35,994,000  PRN         SOLE                  35,994,000
LifePoint Hospitals
 Inc                   Note 3.500% 5/1  53219LAH2    12,671 12,270,000  PRN         SOLE                  12,270,000
Lucent Technologies
 Inc                   DBCV 2.875% 6/1  549463AG2     3,694  4,000,000  PRN         SOLE                   4,000,000
Microchip Technology
 Inc                   SDCV 2.125%12/1  595017AB0   114,486 90,422,000  PRN         SOLE                  90,422,000
Molson Coors Brewing
 Co                    Note 2.500% 7/3  60871RAA8    13,196 13,000,000  PRN         SOLE                  13,000,000
Molycorp Inc           Com              608753109     5,001    529,800  SH     Put  SOLE                     529,800
Molycorp Inc           DBCV 3.250%6/1   608753AA7     5,451  8,250,000  PRN         SOLE                   8,250,000
Molycorp Inc           Note 6.000% 9/0  608753AF6     9,128  9,500,000  PRN         SOLE                   9,500,000
Occidental Pete Corp
 Del                   Com              674599955     7,661    100,000  SH    Call  SOLE                     100,000
Omnicare Inc           Note 3.750%12/1  681904AN8    45,379 30,679,000  PRN         SOLE                  30,679,000
Omnicom Group Inc      Com              681919106     2,136     42,750  SH          SOLE                      42,750
PDL BioPharma Inc      Note 3.750% 5/0  69329YAC8    20,982 17,850,000  PRN         SOLE                  17,850,000
PDL BioPharma Inc      Note 2.875% 2/1  69329YAE4     1,268  1,000,000  PRN         SOLE                   1,000,000
PHH Corp               Note 6.000% 6/1  693320AQ6    21,861 11,000,000  PRN         SOLE                  11,000,000
Powershares QQQ Trust  Unit Ser 1       73935A104    65,130  1,000,000  SH    Call  SOLE                   1,000,000
ROI Acquisition Corp   Com              74966A104     1,950    200,000  SH          SOLE                     200,000
ROI Acquisition Corp   *W Exp 02/28/201 74966A112     1,950    200,000  SH          SOLE                     200,000
SBA Communications
 Corp                  Note 4.000%10/0  78388JAM8    70,946 29,940,000  PRN         SOLE                  29,940,000
Seadrill Ltd           Shs              G7945E105    12,302    334,300  SH     Put  SOLE                     334,300
Select Sector SPDR Tr  SBI Materials    81369Y100     8,442    230,000  SH     Put  SOLE                     230,000
Select Sector SPDR Tr  SBI Healthcare   81369Y209    41,447  1,030,000  SH     Put  SOLE                   1,030,000
Select Sector SPDR Tr  SBI Cons Stpls   81369Y308    47,933  1,330,000  SH     Put  SOLE                   1,330,000
Select Sector SPDR Tr  SBI Con Discr    81369Y407    38,024    800,000  SH     Put  SOLE                     800,000
Select Sector SPDR Tr  SBI Int-Energy   81369Y506    32,697    460,000  SH     Put  SOLE                     460,000
Select Sector SPDR Tr  SBI Int-Finl     81369Y605    49,014  3,110,000  SH     Put  SOLE                   3,110,000
Select Sector SPDR Tr  SBI Int-Inds     81369Y704    37,501  1,010,000  SH     Put  SOLE                   1,010,000
Select Sector SPDR Tr  Technology       81369Y803    64,086  2,200,000  SH     Put  SOLE                   2,200,000
Select Sector SPDR Tr  SBI Int Utils    81369Y886    14,834    420,000  SH     Put  SOLE                     420,000
Sprint Nextel Corp     Com              852061100     1,091    192,500  SH          SOLE                     192,500
Sprint Nextel Corp     Com              852061100     1,418    250,000  SH     Put  SOLE                     250,000
Teradyne Inc           Note 4.500% 3/1  880770AE2   148,088 47,711,000  PRN         SOLE                  47,711,000
Time Warner Telecom
 Inc.                  DBCV 2.375% 4/0  887319AC5     7,021  5,125,000  PRN         SOLE                   5,125,000
Trio Merger Corp       Com              896697109     1,784    180,000  SH          SOLE                     180,000
Triumph Group Inc      Note 2.625%10/0  896818AB7    27,592 11,500,000  PRN         SOLE                  11,500,000
UAL Corp.              Note 6.000%10/1  902549AJ3   125,137 45,310,000  PRN         SOLE                  45,310,000
United Rentals Inc     Note 4.000%11/1  911363AL3    53,606 13,000,000  PRN         SOLE                  13,000,000
Universal Business
 Pmt Sol A             *W Exp 05/09/201 913384111     3,248    535,100  SH          SOLE                     535,100
USEC Inc               Com              90333E108     1,114  2,101,800  SH     Put  SOLE                   2,101,800
USEC Inc               Note 3.000%10/0  90333EAC2     8,919 23,150,000  PRN         SOLE                  23,150,000
VeriSign Inc           SDCV 3.250% 8/1  92343EAD4    43,553 34,200,000  PRN         SOLE                  34,200,000
Virgin Media Inc       Note 6.500%11/1  92769LAB7   108,750 52,803,000  PRN         SOLE                  52,803,000
WESCO Intl Inc         DBCV 6.000% 9/1  95082PAH8    93,700 37,821,000  PRN         SOLE                  37,821,000
Yahoo Inc              Com              984332106     4,474    224,800  SH     Put  SOLE                     224,800
Yahoo! Inc             Com              984332106     4,422    222,188  SH          SOLE                     222,188

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